Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ANI PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31812
Entity Tax Identification Number	58-2301143
Entity Address, Address Line One	104 Carnegie Center Drive, Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	759-1810
Title of 12(b) Security	Common Stock
Trading Symbol	ANIP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001023024
Amendment Flag	false